UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Target Payment Fund	as of January 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.1%
190,263	iShares Core U.S. Aggregate Bond ETF	$20,567,430	3.9
108,166	iShares iBoxx High Yield Corporate Bond Fund	9,442,892	1.8
145,331	iShares MSCI EAFE Index Fund	10,731,241	2.0
219,029	iShares MSCI Emerging Markets Index Fund	11,177,050	2.1
114,827	iShares MSCI EMU Index Fund	5,330,269	1.0
103,762	iShares Russell 1000 Value Index Fund	13,389,449	2.6
73,874	Vanguard S&P 500 ETF	19,132,627	3.7

	Total Exchange-Traded Funds
	(Cost $80,690,245)	89,770,958	17.1

MUTUAL FUNDS: 82.7%
	Affiliated Investment Companies: 82.7%
3,866,949	Voya Floating Rate Fund - Class I	38,244,124	7.3
1,034,910	Voya Global Bond Fund - Class R6	10,566,435	2.0
700,105	Voya Global Real Estate Fund - Class R6	12,279,834	2.3
3,765,589	Voya High Yield Bond Fund - Class R6	30,501,271	5.8
8,536,680	Voya Intermediate Bond Fund - Class R6	85,366,803	16.3
2,316,603	Voya Large Cap Value Fund - Class R6	32,200,778	6.2
817,221	Voya Large-Cap Growth Fund - Class R6	35,598,165	6.8
415,503	(1) Voya MidCap Opportunities Fund - Class R6	11,251,815	2.2
1,162,275	Voya Multi-Manager Emerging Markets Equity Fund - Class I	16,748,380	3.2
3,694,592	Voya Multi-Manager International Equity Fund - Class I	48,251,376	9.2
5,255,776	Voya Multi-Manager International Factors Fund - Class I	58,759,577	11.2
841,776	Voya Multi-Manager Mid Cap Value Fund - Class I	10,345,432	2.0
1,192,047	Voya Small Company Fund - Class R6	20,932,339	4.0
1,834,827	Voya U.S. High Dividend Low Volatility Fund - Class I	21,962,884	4.2

	Total Mutual Funds
	(Cost $402,133,990)	433,009,213	82.7

	Total Long-Term Investments
	(Cost $482,824,235)	522,780,171	99.8

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
3,420,204	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $3,420,204)	3,420,204	0.7

	Total Short-Term Investments
	(Cost $3,420,204)	3,420,204	0.7

	Total Investments in Securities (Cost $486,244,439)	$526,200,375	100.5
	Liabilities in Excess of Other Assets	(2,576,081)	(0.5)
	Net Assets	$523,624,294	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2018.

PORTFOLIO OF INVESTMENTS
Voya Global Target Payment Fund	as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$89,770,958	$–	$–	$89,770,958
Mutual Funds	433,009,213	–	–	433,009,213
Short-Term Investments	3,420,204	–	–	3,420,204
Total Investments, at fair value	$526,200,375	$–	$–	$526,200,375
Other Financial Instruments+
Futures	464,432	–	–	464,432
Total Assets	$526,664,807	$–	$–	$526,664,807
Liabilities Table
Other Financial Instruments+
Futures	$(1,081,437)	$–	$–	$(1,081,437)
Written Options	–	(3,304,121)	–	(3,304,121)
Total Liabilities	$(1,081,437)	$(3,304,121)	$–	$(4,385,558)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/18	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$37,288,812	$787,429	$-	$167,883	$38,244,124	$14,421	$-	$-
Voya Global Bond Fund - Class R6	9,679,187	10,602,644	(10,706,816)	991,420	10,566,435	(3,336)	(978,644)	-
Voya Global Real Estate Fund - Class R6	19,660,571	20,555,538	(27,771,868)	(164,407)	12,279,834	-	398,828	-
Voya High Yield Bond Fund - Class R6	29,716,044	11,120,907	(10,214,163)	(121,517)	30,501,271	4,625	(111,235)	-
Voya Intermediate Bond Fund - Class R6	84,840,622	22,837,403	(21,051,357)	(1,259,865)	85,366,803	7,513	99,699	-
Voya Large Cap Value Fund - Class R6	29,672,406	2,594,027	(200,175)	134,520	32,200,778	-	9,504	2,468,855
Voya Large-Cap Growth Fund - Class R6	33,164,154	1,828,367	(939,519)	1,545,163	35,598,165	-	252,104	1,673,781
Voya MidCap Opportunities Fund - Class R6	10,151,079	1,276,209	-	(175,473)	11,251,815	-	-	1,276,209
Voya Multi-Manager Emerging Markets Equity Fund - Class I	15,576,830	212,797	(291,085)	1,249,838	16,748,380	-	127,448	-
Voya Multi-Manager International Equity Fund - Class I	45,195,863	1,018,786	(599,183)	2,635,910	48,251,376	-	145,993	241,628
Voya Multi-Manager International Factors Fund - Class I	55,268,814	3,491,933	(682,911)	681,741	58,759,577	-	162,249	1,605,956
Voya Multi-Manager Mid Cap Value Fund - Class I	10,235,328	663,511	(527,129)	(26,278)	10,345,432	-	72,871	589,438
Voya Small Company Fund - Class R6	20,886,905	2,199,510	(985,045)	(1,169,031)	20,932,339	-	104,657	2,135,796
Voya U.S. High Dividend Low Volatility Fund - Class I	20,265,266	784,286	-	913,332	21,962,884	-	-	331,276
	$421,601,881	$79,973,347	$(73,969,251)	$5,403,236	$433,009,213	$23,223	$283,474	$10,322,939

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2018, the following futures contracts were outstanding for Voya Global Target Payment Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	100	03/08/18	$16,849,867	$464,432
			$16,849,867	$464,432
Short Contracts
Mini MSCI EAFE Index	(100)	03/16/18	(10,727,500)	(703,241)
S&P 500 E-Mini	(39)	03/16/18	(5,510,310)	(378,196)
			$(16,237,810)	$(1,081,437)

At January 31, 2018, the following OTC written equity options were outstanding for Voya Global Target Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

iShares® MSCI EAFE Index Fund	HSBC Bank USA N.A.	Call	02/01/18	70.260	USD	621,976	45,926,708	$463,248	$(2,228,708)
S&P 500® Index	BNP Paribas	Call	02/15/18	2,798.030	USD	16,118	45,514,169	455,496	(718,525)
SPDR® S&P® MidCap 400 ETF	JPMorgan Chase Bank N.A.	Call	02/01/18	347.260	USD	45,989	16,326,095	193,236	(356,888)
								$1,111,980	$(3,304,121)

Currency Abbreviations
USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
Voya Global Target Payment Fund	as of January 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$464,432
Total Asset Derivatives		$464,432

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$1,081,437
Equity contracts	Written options	3,304,121
Total Liability Derivatives		$4,385,558

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2018:

	BNP Paribas	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Totals

Liabilities:
Written options	$718,525	$2,228,708	$356,888	$3,304,121
Total Liabilities	$718,525	$2,228,708	$356,888	$3,304,121

Net OTC derivative instruments by counterparty, at fair value	$(718,525)	$(2,228,708)	$(356,888)	$(3,304,121)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(718,525)	$(2,228,708)	$(356,888)	$(3,304,121)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $485,291,020.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$43,348,559
Gross Unrealized Depreciation	(6,154,229)
Net Unrealized Appreciation	$37,194,330

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 28, 2018